Consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities of continuing operations
Net income/(loss)	SFr (410)	SFr 1,917
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	465	516
Provision for credit losses	107	58
Deferred tax provision/(benefit)	(449)	682
Share of net income/(loss) from equity method investments	61	(29)
Trading assets and liabilities, net	15,249	12,675
(Increase)/decrease in other assets	(9,290)	(8,235)
Increase/(decrease) in other liabilities	4,318	(4,871)
Other, net	(244)	361
Total adjustments	10,217	1,157
Net cash provided by/(used in) operating activities of continuing operations	9,807	3,074
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	609	(91)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	804	15,657
Purchase of investment securities	(60)	(272)
Proceeds from sale of investment securities	9	14
Maturities of investment securities	191	332
Investments in subsidiaries and other investments	(362)	(308)
Proceeds from sale of other investments	583	920
(Increase)/decrease in loans	(2,826)	(3,199)
Proceeds from sale of loans	415	1,018
Capital expenditures for premises and equipment and other intangible assets	(580)	(468)
Proceeds from sale of premises and equipment and other intangible assets	53	11
Other, net	51	192
Net cash provided by/(used in) investing activities of continuing operations	(1,113)	13,806
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	8,348	1,027
Increase/(decrease) in short-term borrowings	3,049	1,110
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,622)	(7,873)
Issuances of long-term debt	35,441	46,955
Repayments of long-term debt	(20,512)	(29,320)
Dividends paid/capital repayments	(10)	(10)
Other, net	550	(1,008)
Net cash provided by/(used in) financing activities of continuing operations	13,244	10,881
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(459)	(3,403)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	21,479	24,358
Cash and due from banks at beginning of period	90,521	78,000
Cash and due from banks at end of period	112,000	102,358
Cash paid for income taxes and interest
Cash paid for income taxes	186	632
Cash paid for interest	5,032	5,555
Assets and liabilities sold in business divestitures
Assets sold	0	34
Liabilities sold	0	7
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	SFr 0	SFr 2